CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 571	£ 831	£ 1,152
Intangible assets	2,941	6
Total Non-Current Assets	3,512	837	1,152
Current assets
Trade and other receivables	637	1,006	1,034
Current taxation receivable	422	846	670
Cash and cash equivalents	5,971	2,836	10,057
Total Current Assets	7,030	4,688	11,761
Total assets	10,542	5,525	12,913
Non-current liabilities
Borrowings	295	463	620
Total Non-Current Liabilities	295	463	620
Current liabilities
Trade and other payables	1,240	1,447	1,092
Borrowings	169	161	146
Provisions		207	50
Derivative financial liability	4,160	85	553
Total Current liabilities	5,569	1,900	1,841
Total liabilities	5,864	2,363	2,461
Issued capital and reserves attributable to owners of the parent
Share capital	6,253	1,108	1,098
Share premium	86,732	83,667	83,434
Merger reserve	53,003	53,003	53,003
Warrant reserve	3,457	720	720
Accumulated deficit	(144,767)	(135,336)	(127,803)
Total equity	4,678	3,162	10,452
Total equity and liabilities	£ 10,542	£ 5,525	£ 12,913